Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Net income	¥ 192,554	$ 27,659	¥ 617,095	¥ 451,716
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	16,280	2,339	10,833	14,099
Amortization of intangible assets	942	135	15,946	33,177
Non-cash operating lease expense	69,482	9,981
Allowance for doubtful accounts	6,533	938	6,791	11,328
Compensation expenses associated with stock options	393	56
Loss (gain) on disposal of property, plant and equipment	25	4	(133)	(104)
Fair value change of non-current assets	4,241	609
Investment income	(65,616)	(9,425)	(156,047)	(177,862)
Loss (gain) on disposal of subsidiaries	58	8		(2,009)
Share of income and impairment of affiliates, net	224,555	32,255	(174,468)	(108,944)
Deferred taxes	4,475	643	(18,744)	9,512
Changes in operating assets and liabilities:
Accounts receivable	(180,230)	(25,888)	(70)	(140,712)
Insurance premium receivables	200	29	(942)	(4,603)
Other receivables	3,973	571	(7,272)	(207,162)
Amounts due from related parties				(8,714)
Other current assets	4,003	575	(15,126)	(5,962)
Other non-current assets	1,612	232	(6,291)
Accounts payable	50,205	7,211	129,661	139,528
Insurance premium payables	(7,347)	(1,055)	5,695	7,165
Other payables and accrued expenses	(25,533)	(3,668)	21,462	22,901
Accrued payroll	4,052	582	20,213	41,472
Income taxes payable	(49,969)	(7,178)	75,224	69,729
Dividend received				10,000
Lease liability	(76,564)	(10,998)
Other tax liabilities				(2,428)
Net cash generated from operating activities	178,324	25,615	523,827	152,127
Cash flows used in investing activities:
Purchase of short term investments	(7,498,701)	(1,077,121)	(11,380,198)	(11,055,424)
Proceeds from disposal of short term investments	7,523,257	1,080,648	12,488,495	11,531,556
Purchase of property, plant and equipment	(19,686)	(2,829)	(22,765)	(20,899)
Proceeds from disposal of property and equipment	47	7	203	156
Disposal of subsidiaries, net of cash disposed of RMB94,677, RMB576 and RMB1,517 (US$218) in 2017, 2018 and 2019, respectively	7,042	1,012		(20,564)
Increase in other receivables				(500,000)
Decrease in other receivables			500,000
Additions in investments in non-current assets			(18,150)
Increase in amounts due from related parties			(50,000)
Decrease in amounts due from related parties			50,000	41,452
Net cash (used in) generated from investing activities	11,959	1,717	1,567,585	(23,723)
Cash flows from financing activities:
Repayment of advances from a disposed subsidiary				(103,446)
Proceeds of employee and grantee subscriptions	111,304	15,988	211,054	22,187
Proceeds of issuance of ordinary shares upon private placement				201,087
Dividends paid	(435,072)	(62,494)	(326,725)	(137,216)
Dividend distributed to noncontrolling interest	(3,790)	(544)	(4,979)
Proceeds on exercise of stock options	4	1	3,286	64,946
Repurchase of ordinary shares from open market	(484,015)	(69,525)	(251,220)
Repurchase of ordinary shares from a shareholder			(1,318,611)
Proceed related to disposal of Fanhua Times Sales & Services Co., Ltd and its subsidiaries	19,463	2,796	22,689
Net cash generated (used in) from financing activities	(792,106)	(113,778)	(1,664,506)	47,558
Net increase (decrease) in cash and cash equivalents, and restricted cash	(601,823)	(86,446)	426,906	175,962
Cash and cash equivalents and restricted cash at beginning of year	848,166	121,831	439,033	273,979
Cash and cash equivalents and restricted cash at end of year	265,605	38,152	848,166	439,033
Reconciliation in amounts on the consolidated Financial position:
Cash and cash equivalents at end of year, excluding held for sale	169,653	24,369	772,823	363,746
Restricted cash at end of year, excluding held for sale	95,952	13,783	75,343	75,287
Total of cash and cash equivalents and restricted cash at the end of the year	265,605	38,152	848,166	439,033
Supplemental disclosure of non-cash investing activities:
Disposal of subsidiaries	61,372	8,816	10,638	46,582
Other receivable and other non-current asset related to disposal of entities				64,152
Right-of-use assets obtained in exchange for lease obligations (Note 8)	78,344	11,253
Conversion of the convertible loan receivables into equity interest (Note 3 (e))	10,929	1,570
Supplemental disclosure of non-cash financing activities:
Dividends offset against proceeds of employee subscriptions (Note 2(m))			49,438
Dividends payment offset			(62,536)
10% consideration related to repurchase of ordinary shares from a shareholder (Note 9)	(8,184)	(1,176)	146,512
Effect of exchange rate changes on cash and cash equivalents	19,262	2,767	(17,773)	(10,908)
Income taxes paid	¥ 189,487	$ 27,218	109,863	¥ 103,155
Supplemental disclosure of non-cash operating activity:
Interest repayment (Note 2(m))			¥ 5,557